RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2014
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
10.	RELATED PARTY TRANSACTIONS

At December 31, 2014 and 2013, the balances of current receivables from related parties were $467 and $52, and balances of current payable to related parties were $1,636 and $1,351, respectively.

At December 31, 2014 and 2013 the balances of noncurrent receivables from related parties corresponds to temporary working capital advances to OTS S.A. The advances have no maturity date and are non- interest bearing.

Voyage expenses paid to related parties

For the years ended December 31, 2014, 2013 and 2012, the voyage expenses paid to related parties were as follows:

	For the years ended December 31,
	2014	2013	2012

Commercial commissions (1)	$-	$476	$1,064
Agency fees (2)	1,917	2,033	1,689
Total	$1,917	$2,509	$2,753

(1)	Commercial commissions

Pursuant to a commercial agreement signed between UP Offshore (Bahamas) Ltd. (our subsidiary in the Offshore Supply Business) and Firmapar Corp. (formerly Comintra), a former minority shareholder of this, the parties agreed that Firmapar Corp. charges a 2% of the gross time charters revenues from Brazilian charters collected by UP Offshore (Bahamas) Ltd. on a consolidated basis. This agreement began on June 25, 2003 and ended on July 5, 2013, concurrently with the acquisition from Firmapar Corp. of its 5.55% interest in UP Offshore (Bahamas) Ltd.

(2)	Agency fees

Pursuant to a commercial and an agency agreement with Ultrapetrol S.A., UABL S.A. and Ravenscroft, Shipping Services Argentina S.A. (formerly I. Shipping Service S.A.) and Navalia S.A. the latters companies under the same control group as Inversiones Los Avellanos S.A., a shareholder, have agreed to perform the duties of port agent for us in Argentina. Since September 3, 2014 Inversiones Los Avellanos S.A. is not further shareholder of the Company.

Operations in OTS S.A.'s terminal

UABL Paraguay, our subsidiary in the River Business, operates the terminal that pertains to OTS S.A., a 50% owned company.

For the years ended December 31, 2014, 2013 and 2012, UABL Paraguay S.A. paid to OTS S.A. $1,319, $1,940 and $495, respectively, for this operation.